Fair Value Measurement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Accrued expenses and other current liabilities	$ 6,700,000	$ 14,600,000